Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 103,986	$ 75,767
Accounts receivable	7,138	2,186
Current taxes receivable	124	210
Other	43,504	1,541
Total current assets	154,752	79,704
Non-current assets
Mineral stream interests	5,734,106	6,156,839
Early deposit mineral stream interests	31,741	30,241
Mineral royalty interest	3,036	9,107
Long-term equity investments	309,757	164,753
Investment in associates	882	2,562
Convertible notes receivable	21,856	12,899
Property, plant and equipment	7,311	3,626
Other	14,566	10,315
Total non-current assets	6,123,255	6,390,342
Total assets	6,278,007	6,470,046
Current liabilities
Accounts payable and accrued liabilities	11,794	19,883
Current taxes payable	0	3,361
Current portion of performance share units	10,668	5,578
Current portion of lease liabilities	724	0
Other	41,514	19
Total current liabilities	64,700	28,841
Non-current liabilities
Bank debt	874,500	1,264,000
Lease liabilities	3,528	0
Deferred income taxes	148	111
Performance share units	8,401	5,178
Pension liability	810	0
Total non-current liabilities	887,387	1,269,289
Total liabilities	952,087	1,298,130
Shareholders' equity
Issued capital	3,599,203	3,516,437
Reserves	160,701	7,893
Retained earnings	1,566,016	1,647,586
Total shareholders' equity	5,325,920	5,171,916
Total liabilities and shareholders' equity	$ 6,278,007	$ 6,470,046